Other receivables (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other receivables.
VAT	kr 10,682	kr 3,887
Other	5,120	6,055
Total other receivables	kr 15,802	kr 9,942